Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Entity Registrant Name	RADIAN GROUP INC
Amendment Flag	false
Entity Central Index Key	0000890926
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	550 East Swedesford Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(215)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false